Interest Expense, Net of Amounts Capitalized	12 Months Ended
Dec. 31, 2019
Disclosure of interest expense [Abstract]
Interest Expense, Net of Amounts Capitalized	INTEREST EXPENSE, NET OF AMOUNTS CAPITALIZED

	Year ended December 31,
	2017	2018	2019
	(US$ in millions)
Bank borrowings	$117	$85	$—
Senior Notes	—	103	253
Amortization of deferred financing costs	21	22	15
Finance lease liabilities	7	8	—
Lease liabilities	—	—	8
Standby fee and other financing costs	10	11	13
	155	229	289
Less: interest capitalized	(2)	(4)	(9)
Interest expense, net of amounts capitalized	$153	$225	$280

A capitalization rate of 2.7% to 3.3%, 3.2% to 5.4% and 4.4% to 5.3% for the years ended December 31, 2017, 2018 and 2019, respectively, was used, representing the effective finance costs of the loans to finance the assets under construction.